Shareholder Report, Average Annual Return (Details) 190836_Brown Advisory Tax-Exempt Bond Fund_Investor Shares_TSR Annual {Investor Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	7.02%	1.56%	2.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	2.15%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	5.49%	1.33%	2.07%